Group balance sheet - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-current assets [abstract]
Property, plant and equipment	$ 108,126	$ 106,044
Goodwill	12,206	11,960
Intangible assets other than goodwill	10,447	10,200
Investments in joint ventures accounted for using equity method	13,081	12,400
Investments in associates accounted for using equity method	7,941	8,201
Other non-current financial assets	2,328	2,670
Non-Current, Fixed Assets	154,129	151,475
Non-current loans and receivables	1,468	1,271
Trade and other non-current receivables	1,209	1,092
Non-current derivative financial assets	10,655	12,841
Non-current prepayments	685	576
Deferred tax assets	3,747	3,908
Non-current net defined benefit asset	8,860	9,269
Non-current assets	180,753	180,432
Current assets [abstract]
Current loans and receivables	304	315
Current inventories	23,349	28,081
Trade and other current receivables	27,701	34,010
Current derivative financial assets	12,042	11,554
Current prepayments	1,673	2,092
Current tax assets, current	660	621
Other current financial assets	671	578
Cash and cash equivalents	28,914	29,195
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	95,314	106,446
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	0	1,242
Current assets	95,314	107,688
Assets	276,067	288,120
Current liabilities [abstract]
Trade and other current payables	56,183	63,984
Current derivative financial liabilities	6,351	12,618
Accruals classified as current	6,004	6,398
Current lease liabilities	2,465	2,102
Current borrowings and current portion of non-current borrowings	2,338	3,198
Current tax liabilities, current	3,550	4,065
Current provisions	4,574	6,332
Current liabilities other than liabilities included in disposal groups classified as held for sale	81,465	98,697
Liabilities included in disposal groups classified as held for sale	0	321
Current liabilities	81,465	99,018
Non-current liabilities [abstract]
Trade and other non-current payables	9,282	10,387
Non-current derivative financial liabilities	11,071	13,537
Accruals classified as non-current	1,245	1,233
Non-current lease liabilities	8,496	6,447
Non-current portion of non-current borrowings	47,400	43,746
Deferred tax liabilities	10,648	10,526
Non-current provisions	15,572	14,992
Non-current net defined benefit liability	5,285	5,244
Non-current liabilities	108,999	106,112
Liabilities	190,464	205,130
Assets (liabilities)	85,603	82,990
Equity [abstract]
Equity attributable to owners of parent	70,339	67,553
Non-controlling interests	15,264	15,437
Equity	$ 85,603	$ 82,990